Schedule H, Line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
Form 5500, Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
EIN #
16-0838627,
Plan #001
December 31, 2025

(a)	(b)	(c)	(d)
	Identity of Issuer, Borrower, Lessor or Similar Party	Description of Investment	Current Value
*	Monro, Inc.	Monro Stock Fund	$648,858
Shares of registered investment companies:
	Fidelity	500 Index Fund	11,429,526
	American Funds	2035 Target Date Retirement Fund	9,239,387
	American Funds	2030 Target Date Retirement Fund	8,576,341
	American Funds	2040 Target Date Retirement Fund	5,702,404
	American Funds	2045 Target Date Retirement Fund	5,286,714
	American Funds	2025 Target Date Retirement Fund	5,095,387
	J.P. Morgan Asset Management	Large Cap Growth R6 Fund	4,773,725
	American Funds	2050 Target Date Retirement Fund	4,420,049
	J.P. Morgan Asset Management	Equity Income Fund	2,902,348
	Vanguard	Small-Cap Index Fund	2,852,528
	American Funds	2055 Target Date Retirement Fund	2,356,799
	American Funds	2020 Target Date Retirement Fund	2,043,831
	Vanguard	International Growth Fund	1,967,748
	Baird Asset Management	Core Plus Bond Fund	1,727,804
	American Funds	2060 Target Date Retirement Fund	1,425,271
	Fidelity	Mid Cap Index Fund	1,079,873
	American Funds	2065 Target Date Retirement Fund	900,509
	American Funds	2015 Target Date Retirement Fund	568,855
	Fidelity	International Index Fund	449,897
	American Funds	New World R6 Fund	272,290
	American Funds	2010 Target Date Retirement Fund	164,607
	American Funds	2070 Target Date Retirement Fund	35,510

Total shares of registered investment companies			73,271,403
*	Monro, Inc. 401(k) Plan	Notes Receivable from Participants, 4.25% to 9.50%	1,735,845
*	Empower Annuity Insurance Company	Guaranteed Income Fund	6,245,724

Total assets (held at end of year)			$81,901,830

*	Denotes a party-in-interest